Loans and Leases (Schedule of Loans Acquired in Acquisition) (Details) - Ohio State Bancshares, Inc. [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Performing Financing Receivable [Member]
Contractual Principal Receivable [Abstract]
Contractual principal receivable, beginning balance	$ 58,436,586
Contractual principal receivable, change due to payments received	$ (16,555,787)
Contractual principal receivable, transfer to foreclosed real estate
Contractual principal receivable, change due to loan charge-off	$ (7,120)
Contractual principal receivable, ending balance	41,873,679
Difference [Abstract]
Accretable yield, beginning balance	(3,143,613)
Accretable yield, change due to payments received	$ 1,332,920
Accretable yield, transfer to foreclosed real estate
Accretable yield, change due to loan charge-off	$ 1,225
Accretable yield, ending balance	(1,809,468)
Carrying Amount [Abstract]
Carrying amount, beginning balance	55,292,973
Carrying amount, change due to payments received	$ (15,222,867)
Carrying amount, transfer to foreclosed real estate
Carrying amount, change due to loan charge-off	$ (5,895)
Carrying amount, ending balance	40,064,211
Nonperforming Financing Receivable [Member]
Contractual Principal Receivable [Abstract]
Contractual principal receivable, beginning balance	2,688,709
Contractual principal receivable, change due to payments received	(367,624)
Contractual principal receivable, transfer to foreclosed real estate	(213,675)
Contractual principal receivable, change due to loan charge-off	(147,983)
Contractual principal receivable, ending balance	1,959,427
Difference [Abstract]
Non-accretable difference, beginning balance	(1,788,138)
Accretable yield, change due to payments received	241,261
Accretable yield, transfer to foreclosed real estate	207,043
Accretable yield, change due to loan charge-off	145,650
Non-accretable difference, ending balance	(1,194,184)
Carrying Amount [Abstract]
Carrying amount, beginning balance	900,571
Carrying amount, change due to payments received	(126,363)
Carrying amount, transfer to foreclosed real estate	(6,632)
Carrying amount, change due to loan charge-off	(2,333)
Carrying amount, ending balance	$ 765,243